Significant Accounting Policies - Additional information 2 (Details) - Vacasa Holdings LLC - USD ($) $ in Thousands			3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 03, 2020	Oct. 22, 2019	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	May 21, 2020
Aggregate principal amount									$ 108,100
Capitalized contract costs			$ 10,200		$ 10,200		$ 7,700	$ 7,000
Amortization on contract costs			1,000	$ 800	2,800	$ 2,300	3,100	2,400
Advertising expenses			5,900	$ 1,400	12,900	$ 5,200	7,300	8,700
Accumulated deficit			$ (1,038,694)		$ (1,038,694)		(577,091)	$ (285,669)
ASU 2014-09
Accumulated deficit							$ 5,100
Amortization period							4 years
Series C-1
Issuance of redeemable convertible preferred units, net of issuance costs	$ 500
Issuance of redeemable convertible preferred units (in shares)	270,387	28,255,455